Offerings - Offering: 1	Nov. 10, 2025 USD ($) $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.10 per share, to be issued under the Tyson Foods, Inc. 2000 Stock Incentive Plan (As Amended and Restated as of February 9, 2023)
Amount Registered	3,500,000
Proposed Maximum Offering Price per Unit | $ / shares	52.27
Maximum Aggregate Offering Price	$ 182,945,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 25,265
Offering Note
(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 (the “Registration Statement”) shall also cover any additional shares of Class A Common Stock of Tyson Foods, Inc. (the “Registrant”) as may become available for issuance pursuant to the Tyson Foods, Inc. 2000 Stock Incentive Plan (As Amended and Restated as of February 6, 2025) by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration that results in an increase in the number of the Registrant’s outstanding shares of Class A Common Stock.
(2) Estimated solely for the purpose of computing the amount of the registration fee. This registration fee has been calculated pursuant to Rule 457(c) and Rule 457(h) of the Securities Act, based upon the average of the high and low prices of the Registrant’s Class A Common Stock on November 6, 2025, as reported by the New York Stock Exchange, which was $52.27.